Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.5%
Frontier Issuer LLC, Series 2023-1 Class A2, 144A 6.600%, 08/20/53@ (Cost $578,050)	$600	$610,997
	Number of Shares
COMMON STOCKS — 0.0%
Entertainment — 0.0%
New Cotai Participation, Class B(1),* (Cost $24,225)	1	0

PREFERRED STOCKS — 0.0%
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),* (Cost $0)	725	0
	Par (000)
CORPORATE BONDS — 89.7%
Advertising — 0.8%
Stagwell Global LLC, 144A 5.625%, 08/15/29@	$1,050	995,878
Airlines — 1.5%
American Airlines Pass Through Trust, Series 2021-1 Class B 3.950%, 01/11/32	1,163	1,094,006
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A 5.500%, 04/20/26@	437	435,618
United Airlines Pass Through Trust, Series 2020-1 Class B 4.875%, 07/15/27	269	268,309
		1,797,933
Auto Parts & Equipment — 1.2%
Clarios Global LP/Clarios US Finance Co., 144A 6.750%, 02/15/30@	1,500	1,514,295
Banks — 0.9%
Freedom Mortgage Corp., 144A 12.250%, 10/01/30@	1,050	1,156,856
Building Materials — 2.6%
Builders FirstSource, Inc., 144A 4.250%, 02/01/32@	1,050	938,888
Knife River Corp., 144A 7.750%, 05/01/31@	650	676,948
Quikrete Holdings, Inc., 144A 6.375%, 03/01/32@	1,500	1,508,805
		3,124,641
	Par (000)	Value†

Chemicals — 3.6%
Methanex US Operations, Inc., 144A 6.250%, 03/15/32@	$1,000	$973,931
NOVA Chemicals Corp., 144A 8.500%, 11/15/28@	1,775	1,874,831
WR Grace Holdings LLC, 144A 7.375%, 03/01/31@	1,500	1,498,610
		4,347,372
Commercial Services — 7.8%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 144A 6.125%, 10/15/26@	1,030	1,029,094
Herc Holdings, Inc., 144A 5.500%, 07/15/27@	1,015	1,009,220
Mavis Tire Express Services Topco Corp., 144A 6.500%, 05/15/29@	1,050	993,893
Neptune Bidco US, Inc., 144A 9.290%, 04/15/29@	1,000	866,609
Service Corp. International
7.500%, 04/01/27	1,750	1,802,500
4.000%, 05/15/31	1,500	1,358,894
WASH Multifamily Acquisition, Inc., 144A 5.750%, 04/15/26@	1,150	1,139,021
Williams Scotsman, Inc., 144A 4.625%, 08/15/28@	1,350	1,308,344
		9,507,575
Cosmetics & Personal Care — 0.3%
Coty, Inc., 144A 5.000%, 04/15/26@	414	412,560
Distribution & Wholesale — 0.6%
RB Global Holdings, Inc., 144A 7.750%, 03/15/31@	670	701,313
Diversified Financial Services — 1.7%
EZCORP, Inc., 144A 7.375%, 04/01/32@	1,000	1,014,727
Jefferson Capital Holdings LLC, 144A 9.500%, 02/15/29@	1,000	1,061,184
		2,075,911
Electric — 5.6%
Lightning Power LLC, 144A 7.250%, 08/15/32@	1,000	1,029,533
NRG Energy, Inc., 144A 6.250%, 11/01/34@	1,500	1,477,065
Talen Energy Supply LLC, 144A 8.625%, 06/01/30@	1,300	1,379,089
Vistra Corp. (UST Yield Curve CMT 5 Yr + 6.930%), 144A 8.000%@,µ,•	1,500	1,540,154
Vistra Operations Co., LLC, 144A 5.000%, 07/31/27@	1,400	1,378,271
		6,804,112

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Electrical Components & Equipment — 0.6%
WESCO Distribution, Inc., 144A 7.250%, 06/15/28@	$700	$712,892
Engineering & Construction — 1.2%
Arcosa, Inc., 144A 6.875%, 08/15/32@	1,500	1,520,711
Entertainment — 4.3%
Churchill Downs, Inc.
144A, 5.500%, 04/01/27@	750	743,983
144A, 5.750%, 04/01/30@	700	684,771
Everi Holdings, Inc., 144A 5.000%, 07/15/29@	700	700,532
Light & Wonder International, Inc., 144A 7.000%, 05/15/28@	1,400	1,399,223
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 144A 8.250%, 04/15/30@	1,000	981,032
Warnermedia Holdings, Inc. 5.141%, 03/15/52	1,000	725,874
		5,235,415
Environmental Control — 0.8%
Clean Harbors, Inc., 144A 4.875%, 07/15/27@	1,000	985,682
Healthcare Products — 3.7%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	1,100	1,059,871
Bausch + Lomb Corp., 144A 8.375%, 10/01/28@	1,422	1,472,936
Insulet Corp., 144A 6.500%, 04/01/33@	1,000	1,014,500
Medline Borrower LP, 144A 3.875%, 04/01/29@	1,050	981,024
		4,528,331
Healthcare Services — 5.3%
Charles River Laboratories International, Inc., 144A 4.250%, 05/01/28@	1,050	1,001,140
Encompass Health Corp. 4.750%, 02/01/30	1,150	1,106,256
IQVIA, Inc., 144A 5.000%, 10/15/26@	1,000	992,765
LifePoint Health, Inc., 144A 8.375%, 02/15/32@	1,000	1,006,257
Surgery Center Holdings, Inc., 144A 7.250%, 04/15/32@	1,000	988,448
Tenet Healthcare Corp. 5.125%, 11/01/27	1,400	1,379,872
		6,474,738
	Par (000)	Value†

Internet — 1.1%
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 144A 5.250%, 12/01/27@	$1,400	$1,388,203
Iron & Steel — 0.8%
Cleveland-Cliffs, Inc., 144A 6.875%, 11/01/29@	1,000	980,825
Leisure Time — 1.6%
Royal Caribbean Cruises Ltd.
144A, 4.250%, 07/01/26@	1,005	989,470
144A, 5.625%, 09/30/31@	1,000	981,591
		1,971,061
Lodging — 0.8%
Station Casinos LLC, 144A 4.625%, 12/01/31@	1,050	943,460
Media — 5.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	1,675	1,649,327
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 144A 5.875%, 08/15/27@	2,000	1,937,540
Paramount Global 4.200%, 05/19/32	1,000	894,601
Sinclair Television Group, Inc., 144A 8.125%, 02/15/33@	1,000	986,933
Sirius XM Radio LLC, 144A 5.500%, 07/01/29@	1,550	1,495,884
		6,964,285
Mining — 4.5%
Alumina Pty Ltd., 144A 6.375%, 09/15/32@	2,000	1,966,900
Capstone Copper Corp., 144A 6.750%, 03/31/33@	1,000	995,300
First Quantum Minerals Ltd., 144A 8.000%, 03/01/33@	1,500	1,519,673
FMG Resources August 2006 Pty Ltd., 144A 5.875%, 04/15/30@	1,050	1,035,831
		5,517,704
Oil & Gas — 18.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 144A 6.625%, 10/15/32@	1,000	995,507
California Resources Corp., 144A 8.250%, 06/15/29@	1,000	1,016,191
Chord Energy Corp., 144A 6.750%, 03/15/33@	1,500	1,492,039
Comstock Resources, Inc., 144A 6.750%, 03/01/29@	1,500	1,466,135

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Encino Acquisition Partners Holdings LLC
144A, 8.500%, 05/01/28@	$2,100	$2,136,217
144A, 8.750%, 05/01/31@	1,000	1,057,184
Expand Energy Corp., 144A 5.875%, 02/01/29@	1,850	1,846,685
Gulfport Energy Operating Corp., 144A 6.750%, 09/01/29@	1,000	1,013,487
HF Sinclair Corp. 6.375%, 04/15/27	585	592,526
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 144A 6.875%, 12/01/32@	2,000	2,001,410
Occidental Petroleum Corp. 8.500%, 07/15/27	1,491	1,581,215
Parkland Corp., 144A 5.875%, 07/15/27@	1,150	1,145,873
Permian Resources Operating LLC
144A, 5.375%, 01/15/26@	1,000	995,662
144A, 8.000%, 04/15/27@	700	713,166
144A, 6.250%, 02/01/33@	1,500	1,493,694
Sunoco LP, 144A 7.250%, 05/01/32@	1,000	1,032,269
Transocean Titan Financing Ltd., 144A 8.375%, 02/01/28@	1,330	1,355,904
		21,935,164
Packaging and Containers — 2.6%
Graham Packaging Co., Inc., 144A 7.125%, 08/15/28@	1,500	1,465,767
Sealed Air Corp., 144A 5.000%, 04/15/29@	700	679,004
Trivium Packaging Finance BV, 144A 8.500%, 08/15/27@	1,000	995,266
		3,140,037
Pharmaceuticals — 2.8%
Elanco Animal Health, Inc. 6.650%, 08/28/28	1,050	1,062,078
Jazz Securities DAC, 144A 4.375%, 01/15/29@	1,400	1,327,459
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 144A 6.750%, 05/15/34@	1,000	980,931
		3,370,468
Pipelines — 3.7%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	1,475	1,473,443
Rockies Express Pipeline LLC
144A, 3.600%, 05/15/25@	500	497,982
144A, 6.750%, 03/15/33@	1,500	1,524,280
	Par (000)	Value†

Pipelines — (continued)
Summit Midstream Holdings LLC, 144A 8.625%, 10/31/29@	$1,000	$1,019,271
		4,514,976
Real Estate Investment Trusts — 1.9%
MPT Operating Partnership LP/MPT Finance Corp., 144A 8.500%, 02/15/32@	1,000	1,018,716
VICI Properties LP/VICI Note Co., Inc., 144A 5.750%, 02/01/27@	1,350	1,367,674
		2,386,390
Retail — 1.9%
Bath & Body Works, Inc. 6.875%, 11/01/35	1,000	1,012,647
The Gap, Inc., 144A 3.875%, 10/01/31@	1,500	1,293,759
		2,306,406
Software — 0.6%
Open Text Corp., 144A 6.900%, 12/01/27@	675	698,477
Telecommunications — 1.2%
Windstream Services LLC/Windstream Escrow Finance Corp., 144A 8.250%, 10/01/31@	1,500	1,526,569
TOTAL CORPORATE BONDS (Cost $109,171,562)		109,540,240

LOAN AGREEMENTS‡ — 7.4%
Commercial Services — 2.3%
Albion Financing 3 SARL 0.000%, 08/16/29×	995	994,071
VT Topco, Inc. (3 M SOFR + 3.000%) 7.299%, 08/09/30•	1,741	1,737,616
		2,731,687
Leisure Time — 1.1%
MajorDrive Holdings IV LLC 0.000%, 06/01/28×	1,496	1,353,146
Lodging — 0.0%
Fertitta Entertainment LLC (1 M SOFR + 3.500%) 7.825%, 01/27/29•	4	3,783
Packaging and Containers — 1.2%
Clydesdale Acquisition Holdings, Inc.
0.000%, 03/27/32×	1,473	1,463,965
0.000%, 03/27/32×	27	27,290
		1,491,255

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Retail — 1.2%
EG America LLC (3 M SOFR + 4.250%) 8.563%, 02/07/28•	$1,492	$1,491,440
Telecommunications — 1.6%
Level 3 Financing, Inc. 0.000%, 03/27/32×	2,000	1,973,120
TOTAL LOAN AGREEMENTS (Cost $9,058,991)		9,044,431
	Number of Shares
SHORT-TERM INVESTMENTS — 5.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $7,153,933)	7,153,933	7,153,933
TOTAL INVESTMENTS — 103.5% (Cost $125,986,761)		$126,349,601
Other Assets & Liabilities — (3.5)%		(4,287,790)
TOTAL NET ASSETS — 100.0%		$122,061,811

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $95,799,016, which represents 78.5% of the Fund’s net assets.
(1)	The value of this security was determined using significant unobservable inputs .
*	Non-income producing security.
µ	Perpetual security with no stated maturity date.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2025. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after March 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
CMT— Constant Maturity Treasury.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.
Country Weightings as of 3/31/2025††
United States	88%
Canada	6
Australia	2
Cayman Islands	1
Ireland	1
Luxembourg	1
Netherlands	1
Total	100%
††	% of total investments as of March 31, 2025.

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